Related Party Transactions - Disclosure of Interests in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Canada | TransAlta Generation Partnership
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.01%
Canada | TransAlta Energy Marketing Corp.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | TransAlta Energy (Australia), Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	60.10%
US | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	49.00%
US | EMG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	30.00%
US | TransAlta Centralia Generation, LLC
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
US | TransAlta Energy Marketing (U.S.), Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Australia | TransAlta Energy (Australia), Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%